ORGANIZATION	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Sep. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION

1. ORGANIZATION

CIMG Inc. (the “Company”) is incorporated in the State of Nevada and has been listed on the Nasdaq Stock Market since June 2020. The Company was formerly known as Nuzee, Inc., with the ticker symbol “NUZE”, and changed its corporate name and ticker symbol to “CIMG Inc.” and “IMG”, respectively, in October 2024.

The Company previously focused on specialty coffee products and related technologies. It is currently expanding its sales and distribution channels in Asia to encompass a broader range of consumer food and beverage products, supported by its online sales platform that incorporates a natural language search function.

CIMG Inc., its Hong Kong subsidiary DZR Tech Limited (“DZR Tech”), and its U.S. subsidiary Wewin Technology LLC (“Wewin”) may transfer cash to the Company’s PRC subsidiaries through capital contributions and intercompany loans, subject to applicable regulatory requirements.

On January 13, 2025, the Company established a wholly owned subsidiary in Singapore, CIMG PTE. LTD. (“Singapore CIMG”).

On March 10, 2025, Zhongyan Shangyue Technology Co., Ltd. (“Beijing Zhongyan”), a wholly owned subsidiary of the Company, acquired 51% of the equity interests in Shanghai Huomao Cultural Development Co., Ltd. (“Shanghai Huomao”). Shanghai Huomao holds 90% of the equity interests in Guizhou Zhutai Huomao Liquor Industry Co., Ltd. (“Zhutai”).

On March 21, 2025, Beijing Zhongyan established a wholly owned subsidiary, Henan Zhongyan Shangyue Technology Co., Ltd. (“Henan Zhongyan”).

On March 27, 2025, Beijing Zhongyan entered into a business cooperation intent agreement with Xilin Online (Beijing) E-commerce Co., Ltd. (“Beijing Xilin”), pursuant to which certain stockholders of Beijing Xilin intended to transfer an aggregate of 51% of their equity interests to Beijing Zhongyan. The Company completed the acquisition of Beijing Xilin on March 31, 2025, following completion of the required business registration procedures in China.

On April 22, 2025, the Company completed the acquisition of Shanghai Huomao, together with the related business registration updates.

On August 1, 2025, Beijing Zhongyan entered into a business cooperation intent agreement with Shenzhen Zhimeng Qiyang Technology Co., Ltd. (“Zhimeng”), pursuant to which certain stockholders of Zhimeng agreed to transfer an aggregate of 51% of their equity interests to Beijing Zhongyan. The transfer was completed on August 1, 2025, and the related business registration change was approved on September 29, 2025.

On September 3, 2025, Beijing Zhongyan established a wholly owned subsidiary, Beijing Zhongyan Shangyue Holdings Co., Ltd. (“Beijing Shangyue”).

On September 16, 2025, Henan Zhongyan established a wholly owned subsidiary, Henan Nuanyou Agricultural Science and Technology Co., Ltd (“Nuanyou”).

On September 23, 2025, DZR Tech Limited acquired Braincon Limited (“Braincon HK”) and its subsidiary, Beijing Xin Miao Shi Dai Technology Development Co., Ltd. (“Beijing Xinmiao”). DZR Tech Limited holds 100% of the equity interests in Braincon Limited.

On December 8, 2025, Beijing Zhongyan established a wholly owned subsidiary, Shenzhen Zhixi Yunjie Technology Co., Ltd. (“Zhixi Yunjie”).

On February 4, 2026, Beijing Xinmiao established a wholly-owned subsidiary, Foshan Dingyue Technology Co., Ltd (“Dingyue”).

On February 5, 2026, Beijing Zhongyan established a wholly-owned subsidiary, Foshan Lintai Technology Co., Ltd (“Lintai”).

1. ORGANIZATION

CIMG Inc. (the “Company”) is incorporated in the State of Nevada and has been listed on the Nasdaq Stock Market since June 2020. The Company was formerly known as Nuzee, Inc., with the ticker symbol “NUZE”, and changed its corporate name and ticker symbol to “CIMG Inc.” and “IMG”, respectively, in October 2024.

The Company previously focused on specialty coffee products and related technologies. It is currently expanding its sales and distribution channels in Asia to encompass a broader range of consumer food and beverage products, supported by its online sales platform that incorporates a natural language search function.

CIMG Inc., its Hong Kong subsidiary DZR Tech Limited, and its U.S. subsidiary Wewin Technology LLC may transfer cash to the Company’s PRC subsidiaries through capital contributions and intercompany loans, subject to applicable regulatory requirements.

On January 13, 2025, the Company established a wholly owned subsidiary in Singapore, CIMG PTE. LTD. (“Singapore CIMG”).

On March 10, 2025, Zhongyan Shangyue Technology Co., Ltd. (“Beijing Zhongyan”), a wholly owned subsidiary of the Company, acquired 51% of the equity interests in Shanghai Huomao Cultural Development Co., Ltd. (“Shanghai Huomao”). Shanghai Huomao holds 90% of the equity interests in Guizhou Zhutai Huomao Liquor Industry Co., Ltd. (“Zhutai”).

On March 21, 2025, Beijing Zhongyan established a wholly owned subsidiary, Henan Zhongyan Shangyue Technology Co., Ltd. (“Henan Zhongyan”).

On March 27, 2025, Beijing Zhongyan entered into a business cooperation intent agreement with Xilin Online (Beijing) E-commerce Co., Ltd. (“Beijing Xilin”), pursuant to which certain stockholders of Beijing Xilin intended to transfer an aggregate of 51% of their equity interests to Beijing Zhongyan. The Company completed the acquisition of Beijing Xilin on March 31, 2025, following completion of the required business registration procedures in China.

On April 22, 2025, the Company completed the acquisition of Shanghai Huomao, together with the related business registration updates.

On August 1, 2025, Beijing Zhongyan entered into a business cooperation intent agreement with Shenzhen Zhimeng Qiyang Technology Co., Ltd. (“Zhimeng”), pursuant to which certain stockholders of Zhimeng agreed to transfer an aggregate of 51% of their equity interests to Beijing Zhongyan. The transfer was completed on August 1, 2025, and the related business registration change was approved on September 29, 2025.

On September 3, 2025, Beijing Zhongyan established a wholly owned subsidiary, Beijing Zhongyan Shangyue Holdings Co., Ltd. (“Beijing Shangyue”).

On September 16, 2025, Henan Zhongyan established a wholly owned subsidiary, Henan Nuanyou Agricultural Science and Technology Co., Ltd..

On September 23, 2025, DZR Tech Limited acquired Braincon Limited (“Braincon HK”) and its subsidiary, Beijing Xin Miao Shi Dai Technology Development Co., Ltd. (“Beijing Xinmiao”). DZR Tech Limited holds 100% of the equity interests in Braincon Limited.